         PUTNAM HARTFORD CAPITAL MANAGER VISION (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "General Contract Information" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:


     RATINGS AGENCY       EFFECTIVE DATE        RATING      BASIS OF RATING
                            OF RATING
--------------------------------------------------------------------------------
         Fitch               9/19/02             AA      Claims paying ability


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4051
333-36132